UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Global Equity & Convertible Income Fund S e m i - A n n u a l R e p o r t F e b r u a r y 2 9, 2 0 0 8

Contents
Letter to Shareholders	1
Fund Insights/Performance & Statistics	2-3
Schedule of Investments	4-15
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19-22
Financial Highlights	23
Matters Relating to the Trustees' Consideration of the Investment Management & Portfolio Management Agreements	24-25

Nicholas-Applegate Global Equity & Convertible Income Fund Letter to Shareholders

April 16, 2008

Dear Shareholder:

We are pleased to provide you with the initial semi-annual report for the Nicholas-Applegate
Global Equity & Convertible Fund (the "Fund") for the period September 28, 2007
(commencement of operations) through February 29, 2008.

Global equities and convertibles markets declined during the reporting period as concerns about U.S. mortgage securities and a slowing U.S. economy dampened investor enthusiasm in developed economies worldwide. The Morgan Stanley Capital International All Country
World Index (MSCI ACWI) returned (4.73)% for the reporting period with U.S. and Japanese markets leading the retreat. The Merrill Lynch All-Convertible Index returned (2.28)% for the period, outperforming the MSCI US Index, which returned (8.80)%.

Please review the following pages for more information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund's shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund's investment manager, and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 1

Nicholas-Applegate Global Equity & Convertible Income Fund Fund Insights
 February 29, 2008 (unaudited)

•	For the reporting period September 28, 2007 (commencement of operations) through February 29, 2008, the Fund returned (9.49)% on net asset value and (17.53)% on market price.

Domestic:

•

The U.S. broad equity markets traded lower and gapped down in the first few months of 2008 as there were no significant catalysts to drive the market higher. Slowing corporate profits, widening credit spreads, recession fears, high oil prices, and continued negative sub-prime news were responsible for the broad equity market pull-back. The convertible markets followed the broad equity market lower during the period.

•

All capitalizations declined, the smallest capitalized companies experienced the largest reductions. Larger capitalized companies were also off, but fared better as the rotation of quality helped buffer the downside.

•

Industry performance was mixed and driven by broad U.S. market themes. The financial industry suffered the most severe underperformance of any industry in the broad markets. The technology, telecommunications, and energy industries also experienced declines. The industries that were affected the least were the materials and consumer staples groups.

•

The average VIX for the period was 23.30%, which was higher than the calendar year's average of 17.50%. The market's volatility reached highs in August and November 2007, and then re-spiked in January. Global volatility followed a similar pattern as the U.S. With the increase in volatility, good opportunities were available for call option writing.

•	The key driver in the Fund's absolute and relative performance was security selection. The top performers were those companies that improved their operating statistics.

•	The U.S. third and fourth quarter corporate earnings season was very good for the equities and convertibles in the Fund, with most companies meeting or beating earnings expectations.

International

•

While the international portion of the Fund underperformed the MSCI EAFE since inception in September, stock selection in France and Switzerland boosted relative results. Zurich Financial Services, one of the world's largest insurers, is growing due to exposure to Russia and Eastern Europe.

•	The Fund's top international contributor was France Telecom S.A., a French telecommunications company, a company that has been neglected and undervalued despite steady cash flow.

•

International underperformance was driven by stock selection, which was especially weak in Japan, the United Kingdom, and in the industrials and materials sectors. Positions that lagged included Next PLC and Marks & Spencer, retail companies that were hurt by exposure to consumer spending due to the housing related slowdown in the U.K. Mitsui Chemicals, a Japanese chemical producer and Sumitomo Corp., a Japanese general trading company were exposed to a slowing Japanese economy and an appreciating currency making exports more expensive.

•

The Fund's sector allocations also detracted from performance. An underweighting in consumer staples was particularly unfavorable, as investors gravitated toward this defensive sector amid volatility in the equity markets.

•

The outlook for the global equity and U.S. convertible markets remain constructive from a fundamental perspective. A stringent company selection process will fare best in a choppy equity environment where solid balance sheets and corporate execution prevails.

2 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Performance & Statistics
 February 29, 2008 (unaudited)

Total Return(1) :	Market Price	Net Asset Value ("NAV")
Commencement of Operations (9/28/07) to 2/29/08	(17.53)%	(9.49)%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (9/28/07) to 2/29/08	Market Price	$20.44
■ NAV ■ Market Price	NAV	$21.01

	Discount to NAV	(4.62)%
	Market Price Yield (2)	12.78%

(1)  Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund's performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods, returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund's shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend by the market price per share at February 29, 2008.

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 3

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
COMMON STOCK—62.5%

	Australia—2.0%
	Airlines—0.4%
152,554	Qantas Airways Ltd.	$595,775
	Banking—0.5%
19,579	Commonwealth Bank of Australia	761,308
	Engineering & Construction—0.4%
14,173	Leighton Holdings Ltd.	596,602
	Financial Services—0.2%
139,994	Challenger Financial Services Group Ltd.	281,107
	Metals & Mining—0.5%
8,488	BHP Billiton Ltd.	308,389
58,602	OneSteel Ltd.	381,862
		690,251
	Austria—0.5%
	Building Materials—0.1%
3,027	Wienerberger AG	146,096
	Manufacturing—0.3%
9,755	RHI AG (a)	395,812
	Metals & Mining—0.1%
2,316	Voestalpine AG	145,572
	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	238,716
	Bermuda—0.2%
	Apparel—0.2%	243,365
19,500	Esprit Holdings Ltd.
	Transportation—0.0%	61,841
10,500	Orient Overseas International Ltd.
	Cayman Islands—0.2%
	Chemicals—0.1%
30,500	Kingboard Chemical Holdings Ltd.	135,579
	Paper/Paper Products—0.0%
28,000	Lee & Man Paper Manufacturing Ltd.	78,179
	Semiconductors—0.1%
16,500	ASM Pacific Technology	109,606
	Denmark—0.1%
	Building/Construction—0.1%
2,000	FLSmidth & Co. AS	186,707
	Finland—0.6%
	Food —0.1%
4,984	Kesko Oyj	227,071
	Hand/Machine Tools—0.3%
10,308	Konecranes Oyj	374,248

4 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Telecommunications—0.2%
7,353	Nokia Oyj	$264,167
	France—2.9%
	Airlines—0.1%
4,355	Air France-KLM	117,330
	Automotive—0.6%
9,874	Peugeot S.A.	750,589
1,838	Renault S.A.	196,377
		946,966
	Banking—0.4%
3,453	BNP Paribas	308,688
12,598	Credit Agricole S.A.	341,708
		650,396
	Home Furnishings—0.1%
681	SEB S.A.	118,070
	Oil & Gas—0.6%
10,721	Total S.A.	807,308
	Telecommunications—1.1%
47,233	France Telecom S.A.	1,585,516
	Germany—4.0%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	553,859
	Automotive—1.9%
17,212	Daimler AG	1,444,654
395	Porsche Automobil Holding SE	677,000
3,044	Volkswagen AG	691,881
		2,813,535
	Banking—0.1%
72,326	GALIFORM PLC (a)	117,840
	Chemicals—0.7%
7,712	BASF AG	981,237
	Electric—0.0%
568	RWE AG	68,694
	Metals & Mining—0.9%
1,548	Salzgitter AG	273,146
19,059	ThyssenKrupp AG	1,096,284
		1,369,430
	Greece—0.1%
	Banking—0.1%
3,884	National Bank of Greece S.A.	210,440
	Hong Kong—0.8%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	405,980
	Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	152,090

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 5

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Real Estate—0.3%
41,000	Hang Lung Group Ltd.	$187,285
118,000	New World Development Ltd.	317,210
		504,495
	Utilities—0.1%
38,000	China Resources Power Holdings Co.	94,400
	Ireland—0.3%
	Banking—0.2%
20,740	Anglo Irish Bank Corp. PLC	293,446
	Financial Services—0.1%
9,738	Irish Life & Permanent PLC	157,505
	Italy—0.8%
	Energy—0.4%	586,523
54,358	Enel SpA
	Home Furnishings—0.1%
14,735	Indesit Co. SpA	183,838
	Utilities—0.3%
13,386	ENI SpA	462,219
	Japan—5.7%
	Agriculture—0.1%	80,656
16	Japan Tobacco, Inc.
	Automotive—0.1%
5,800	Tokai Rika Co., Ltd.	166,421
	Electrical Components & Equipment—0.1%
13,000	Toshiba Corp.	97,308
	Electronics—0.3%
5,500	Mitsumi Electric Co., Ltd.	170,568
23,000	Nippon Chemi-Con Corp.	101,838
14,000	Star Micronics Co., Ltd.	222,884
		495,290
	Financial Services—0.0%
490	ORIX Corp.	73,108
	Home Furnishings—0.4%
13,300	Sony Corp.	627,037
	Machinery-Diversified—0.1%
4,700	Shima Seiki Manufacturing Ltd.	200,029
	Manufacturing—0.4%
3,500	FUJIFILM Holdings Corp.	130,972
5,000	Glory Ltd.	113,390
5,000	Nikon Corp.	139,761
7,000	Olympus Corp.	204,548
		588,671

6 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	$191,203
43,000	Nippon Steel Corp.	225,764
25,000	Sumitomo Metal Industries Ltd.	105,683
		522,650
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	69,246
3,300	Daiichi Sankyo Co., Ltd.	102,199
		171,445
	Real Estate—0.1%
2,000	Daito Trust Construction Co., Ltd.	108,277
	Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	62,804
1,800	Fast Retailing Co., Ltd.	132,696
		195,500
	Telecommunications—0.3%
50	KDDI Corp.	303,149
21	Nippon Telegraph & Telephone Corp.	91,386
		394,535
	Toys/Games/Hobbies—0.4%
1,300	Nintendo Co., Ltd.	645,928
	Transportation—1.3%
17	East Japan Railway Co.	136,166
71,000	Mitsui OSK Lines Ltd.	920,235
91,000	Nippon Yusen KK	839,143
		1,895,544
	Wholesale—1.5%
54,000	ITOCHU Corp.	567,465
70,000	Marubeni Corp.	528,883
26,000	Mitsui & Co., Ltd.	564,266
36,900	Sumitomo Corp.	529,570
		2,190,184
	Luxembourg—0.2%
	Metals & Mining—0.2%
3,088	ArcelorMittal	234,459
	Netherlands—1.0%
	Insurance—0.3%
14,541	ING Groep NV	483,206
	Oil & Gas—0.7%
11,800	Schlumberger Ltd. (b)	1,020,110
	New Zealand—0.1%
	Building Materials—0.1%
27,259	Fletcher Building Ltd.	208,183
	Norway—0.0%
	Oil & Gas—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	50,176

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 7

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Singapore—0.8%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	$434,032
	Banking—0.1%
36,000	Oversea-Chinese Banking Corp.	194,273
	Electronics—0.1%
26,000	Venture Corp Ltd.	187,532
	Real Estate—0.1%
71,000	Wing Tai Holdings Ltd.	107,155
	Wholesale—0.2%
17,000	Jardine Cycle & Carriage Ltd.	256,301
	Spain—1.6%
	Building/Construction—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	470,938
2,822	Sacyr Vallehermoso S.A.	85,602
		556,540
	Insurance—0.3%
111,620	Mapfre S.A.	503,275
	Telecommunications—0.9%
45,274	Telefonica S.A.	1,310,031
	Sweden—1.9%
	Banking—0.3%
19,000	Nordea Bank AB	285,516
4,200	Swedbank AB	113,447
		398,963
	Hand/Machine Tools—0.2%
20,200	Sandvik AB	340,402
	Home Furnishings—0.1%
5,400	Electrolux AB	86,590
	Machinery-Diversified—0.1%
14,200	Volvo AB	210,685
	Manufacturing—0.7%
12,500	Alfa Laval AB	670,817
16,000	Trelleborg AB	286,223
		957,040
	Retail—0.5%
13,200	Hennes & Mauritz AB	739,907
	Switzerland—2.4%
	Engineering & Construction—0.5%
30,992	ABB Ltd.	770,554
	Financial Service—0.1%
2,773	Credit Suisse Group	136,057

8 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Insurance—1.3%
6,395	Swiss Reinsurance	$511,525
4,166	Zurich Financial Services AG	1,299,655
		1,811,180
	Pharmaceuticals—0.2%
5,878	Actelion Ltd. (a)	305,769
	Retail—0.1%
656	Swatch Group AG	192,156
	Software—0.2%
10,951	Temenos Group AG (a)	273,524
	United Kingdom—5.8%
	Banking—0.5%
19,664	Barclays PLC	184,497
17,896	Lloyds TSB Group PLC	160,133
50,671	Royal Bank of Scotland Group PLC (a)	383,514
		728,144
	Commercial Services—0.1%
13,579	Aggreko PLC	157,781
14,108	Michael Page International PLC	78,151
		235,932
	Food—0.4%
92,458	WM Morrison Supermarkets PLC	542,579
	Insurance—0.5%
253,484	Old Mutual PLC	626,801
45,432	Standard Life PLC	196,599
		823,400
	Manufacturing—0.2%
17,900	Charter PLC (a)	292,098
	Metals & Mining—1.4%
6,416	Anglo American PLC	407,686
36,554	BHP Billiton PLC	1,170,633
983	Rio Tinto PLC (a)	110,715
4,527	Xstrata PLC	353,535
		2,042,569
	Oil & Gas—1.5%
	Royal Dutch Shell PLC
16,201	Class A	579,916
45,399	Class B (b)	1,594,407
		2,174,323
	Retail—0.6%
16,621	Game Group PLC	61,307
26,858	Marks & Spencer Group PLC	213,131
21,928	Next PLC	556,737
		831,175
	Telecommunications—0.4%
165,068	Vodafone Group PLC	532,006

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 9

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Venture Capital—0.2%
17,856	3i Group PLC	$288,897
	United States—30.3%
	Aerospace/Defense—0.7%
10,000	L-3 Communications Holdings, Inc. (b)	1,062,900
	Agriculture—0.8%
25,600	Archer-Daniels-Midland Co. (b)	1,154,560
	Automotive—0.7%
31,200	Johnson Controls, Inc.	1,025,232
	Beverages—2.4%
20,100	Coca-Cola Co.	1,175,046
25,200	Molson Coors Brewing Co. (b)	1,359,792
15,200	PepsiCo., Inc. (b)	1,057,312
		3,592,150
	Chemicals—0.9%
11,300	Monsanto Co. (b)	1,307,184
	Commercial Services—0.9%
21,900	McKesson Corp.	1,286,844
	Computers—1.4%
51,700	EMC Corp. (a)	803,418
1	Hewlett-Packard Co.	38
10,500	International Business Machines Corp. (b)	1,195,530
		1,998,986
	Cosmetics/Personal Care—0.7%
16,500	Procter & Gamble Co.	1,091,970
	Electric—0.8%
12,500	Constellation Energy Group, Inc. (b)	1,104,375
	Healthcare-Products—1.5%
19,000	Baxter International, Inc. (b)	1,121,380
3,680	Intuitive Surgical, Inc. (a) (b)	1,037,466
		2,158,846
	Insurance—2.5%
26,786	Assurant, Inc. (b)	1,675,464
23,000	Cigna Corp.	1,025,340
12,700	Prudential Financial, Inc.	926,719
		3,627,523
	Machinery-Diversified—1.6%
18,700	AGCO Corp. (a) (b)	1,212,882
14,200	Deere & Co. (b)	1,209,982
		2,422,864
	Manufacturing—1.4%
29,800	General Electric Co.	987,572
20,200	Textron, Inc. (b)	1,094,234
		2,081,806
	Metals & Mining—0.8%
11,600	Freeport-McMoRan Copper & Gold, Inc. (b)	1,169,976

10  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Shares		Value
	Oil & Gas—2.3%
9,700	Diamond Offshore Drilling, Inc. (b)	$1,172,051
17,200	National Oilwell Varco, Inc. (a) (b)	1,071,560
18,800	Valero Energy Corp. (b)	1,086,076
		3,329,687
	Pharmaceuticals—3.8%
23,100	Abbott Laboratories (b)	1,237,005
43,300	Bristol-Myers Squibb Co.	979,013
30,700	Gilead Sciences, Inc. (a) (b)	1,452,724
23,600	Medco Health Solutions, Inc. (a) (b)	1,045,716
21,200	Merck & Co., Inc.	939,160
		5,653,618
	Retail—1.5%
21,900	McDonald's Corp. (b)	1,185,009
19,500	Target Corp.	1,025,895
		2,210,904
	Semiconductors—1.3%
48,000	Intel Corp.	957,600
33,900	Texas Instruments, Inc.	1,015,644
		1,973,244
	Software—1.4%
35,700	Microsoft Corp. (b)	971,754
57,800	Oracle Corp. (a) (b)	1,086,640
		2,058,394
	Telecommunications—2.9%
21,200	Harris Corp.	1,035,196
34,200	Juniper Networks, Inc. (a)	917,244
30,000	Qualcomm, Inc. (b)	1,271,100
28,200	Verizon Communications, Inc.	1,024,224
		4,247,764

	Total Common Stock (cost—$108,993,161)	91,983,752

CONVERTIBLE PREFERRED STOCK—25.7%

Principal Amount (000)		Credit Rating (Moody's/S&P)
	Agriculture—0.9%
$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	1,366,250

	Automotive—0.8%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	1,160,400

	Banking—0.9%
11	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	1,312,410

	Commercial Services—0.7%
29	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	1,000,500

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 11

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Electric—2.8%
$30	AES Trust III, 6.75%, 10/15/29	B3/B-	$1,422,000
21	Entergy Corp., 7.625%, 2/17/09	NR/BBB	1,309,350
4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	1,335,000
			4,066,350
	Financial Services—8.5%
46	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW
	(Genworth Financial, Inc.) (c) (d)	Aa3/AA-	1,096,640
90	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX
	(Time Warner, Inc.) (d)	Aaa/A+	1,408,500
	Goldman Sachs Group, Inc.,
57	9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	1,441,314
37	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (d)	NR/NR	1,140,625
38	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	1,204,875
	Lehman Brothers Holdings, Inc.,
60	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (d)	A1/A+	1,467,426
18	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (d)	A1/A+	1,191,696
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (d)	A1/A+	1,318,740
	Morgan Stanley,
3	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (d)	NR/NR	1,190,160
38	20.00%, 3/24/08, Ser. DIS (Walt Disney Co.) (d)	Aa3/NR	1,025,438
			12,485,414
	Hand/Machine Tools—0.8%
1	Stanley Works, 4.695%, 5/17/12 (c)	A2/A	1,204,350
	Insurance—2.2%
40	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	1,156,000
42	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	1,296,750
50	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	712,500
			3,165,250
	Investment Companies—0.9%
20	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (d)	NR/NR	1,367,713
	Oil & Gas—0.9%
10	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	1,302,500
	Packaging & Containers—0.9%
24	Owens-Illinois, Inc., 4.75%, 12/31/49	Caa1/B	1,318,085
	Pharmaceuticals—0.7%
5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	981,469
	Real Estate (REIT)—0.8%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	1,191,000

	Sovereign—2.3%
	Svensk Exportkredit AB,
39	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (d)	Aa1/AA+	1,819,830
19	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (d)	Aa1/AA+	1,625,211
			3,445,041

12 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Telecommunications—0.9%
$23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	$1,279,687
	Waste Disposal—0.7%
4	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	1,115,200

	Total Convertible Preferred Stock (cost-$43,171,317)		37,761,619

CONVERTIBLE BONDS & NOTES—7.9%

	Automotive—0.8%
1,200	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	1,165,500
	Commercial Services—0.8%
1,300	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	1,235,000
	Computers—1.0%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	1,520,750
	Electric—0.8%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,124,125
	Internet—0.8%
1,165	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/B+	1,205,775
	Oil & Gas—0.9%
825	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	1,338,562
	Telecommunications—2.8%
1,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	1,325,250
1,400	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB-	1,309,000
1,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	1,490,625
			4,124,875
	Total Convertible Bonds & Notes (cost-$13,028,695)		11,714,587

CORPORATE BONDS & NOTES—0.9%

	Commercial Services—0.3%
450	Hertz Corp., 10.50%, 1/1/16	B2/B	429,750
	Financial Services—0.5%
1,300	VResidential Capital LLC, 8.38%, 6/30/10	B2/B	747,500
	Telecommunications—0.1%
150	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15	Caa1/CCC	116,250
	Total Corporate Bonds & Notes (cost-$1,371,750)		1,293,500

SHORT-TERM INVESTMENT—2.1%

	Time Deposit—2.1%
3,040	Bank of America—London, 2.39%, 3/3/08 (cost-$3,039,642)	3,039,642
	Total Investments before call options written
	(cost—$169,604,565)— 99.1%	145,793,100

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 13

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Contracts		Value
CALL OPTIONS WRITTEN (a) —(0.7)%
165	Abbot Laboratories, strike price $60, expires 3/22/08	$(825)
130	AGCO Corp., strike price $70, expires 3/22/08	(11,050)
185	Archer Daniels-Midland Co., strike price $50, expires 3/22/08	(3,700)
190	Assurant, Inc., strike price $70, expires 3/22/08	(4,275)
135	Baxter International, Inc., strike price $62.50, expires 3/22/08	(4,050)
85	Constellation Energy Group, Inc., strike price $105, expires 3/22/08	(850)
4	DAX Index, OTC, strike price 6,970, expires 3/20/08	(78,880)
100	Deere & Co., strike price $95, expires 3/22/08	(3,000)
65	Diamond Offshore Drilling, Inc., strike price $135, expires 4/19/08	(19,175)
24	Dow Jones € Stoxx 50 Price Index, OTC, strike price €3,835, expires 3/20/08	(231,157)
80	Freeport-McMoran Copper & Gold, Inc., strike price $110, expires 3/22/08	(11,440)
6	FTSE 100 Index, OTC, strike price GBP 6,047, expires 3/20/08	(107,705)
215	Gilead Sciences, Inc., strike price $47.50, expires 3/22/08	(29,025)
80	International Business Machines Corp., strike price $115, expires 4/19/08	(34,160)
25	Intuitive Surgical, Inc., strike price $330, expires 3/22/08	(2,250)
70	L-3 Communications Holdings, Inc., strike price $115, expires 3/22/08	(1,750)
155	McDonalds Corp., strike price $65, expires 3/22/08	(775)
170	Medco Health Solutions, Inc., strike price $55, expires 3/22/08	(1,700)
250	Microsoft Corp., strike price $31, expires 4/19/08	(5,500)
175	Molson Coors Brewing Co., strike price $55, expires 4/19/08	(31,500)
80	Monsanto Co., strike price $125, expires 3/22/08	(11,600)
125	National Oilwell Varco, Inc., strike price $75, expires 4/19/08	(11,875)
530	NIKKEI 225 Index, OTC, strike price ¥ 13,658, expires 3/14/08	(246,242)
141	OMX Stockholm 30 Index, OTC, strike price SEK 1,007, expires 3/28/08	(33,864)
400	Oracle Corp., strike price $22.50, expires 3/22/08	(2,000)
105	Pepsico, Inc., strike price $72.50, expires 3/22/08	(2,625)
210	Qualcomm, Inc., strike price $45, expires 3/22/08	(10,500)
5	S&P 200 Index, OTC, strike price AUD 5,786, expires 3/20/08	(41,516)
85	Schlumberger Ltd., strike price $95, expires 4/19/08	(15,300)
4	Swiss Market Index, OTC, strike price CHF 7,762, expires 3/20/08	(39,152)
140	Textron, Inc., strike price $70, expires 3/22/08	(700)
130	Valero Energy Corp., strike price $75, expires 3/22/08	(650)
	Total Call Options Written (premiums received—$1,173,904)	(998,791)
	Total Investments net of call options written
	(cost—$168,430,661) (e)— 98.4%	144,794,309

	Other assets less liabilities—1.6%	2,347,978

	Net Assets—100.0%	$147,142,287

14  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
 February 29, 2008 (unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for call options written.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on February 29, 2008.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(e)	Securities with an aggregate value of $46,404,815 representing 31.54% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

€ — Euros

¥ — Japanese Yen

AUD — Australian Dollar

CHF — Swiss Franc

GBP — Great British Pound

GDR—Global Depositary Receipt

NR — Not Rated

OTC — Over-the-counter

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Nicholas-Applegate Global Equity & Convertible Income Fund

See accompanying Notes to Financial Statements | 2.29.08 | Semi-Annual Report 15

Nicholas-Applegate Global Equity & Convertible Income Fund Statement of Assets and Liabilities
February 29, 2008 (unaudited)

Assets:
Investments, at value (cost—$169,604,565)	$145,793,100
Foreign currency (cost—$1,868,278)	1,942,532
Receivable for investments sold	1,502,028
Dividends and interest receivable	495,321
Total Assets	149,732,981

Liabilities:
Payable for investments purchased	1,353,989
Call options written, at value (premiums received—$1,173,904)	998,791
Investment management fees payable	115,886
Accrued expenses	122,028
Total Liabilities	2,590,694
Net Assets	$147,142,287

Composition of Net Assets

Common Stock:
Par value ($0.00001 per share applicable to 7,004,189 shares issued and outstanding)	$70
Paid-in-capital in excess of par	166,874,942
Undistributed net investment income	783,582
Net realized gain	3,044,690
Net unrealized depreciation of investments, call options written and foreign currencies	(23,560,997)
Net Assets	$147,142,287
Net Asset Value Per Share	$21.01

          Nicholas-Applegate Global Equity & Convertible Income Fund

  16   Semi-Annual Report | 2.29.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund    Statement of Operations
 For the period September 28, 2007* through February 29, 2008 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $30,947)	$2,366,915
Interest	452,600
Consent and other fee income	18,491
Total Investment Income	2,838,006

Expenses:
Investment management fees	670,816
Custodian and accounting agent fees	54,250
Shareholder communications	34,875
Audit and tax services	25,353
Transfer agent fees	10,850
Trustees' fees and expenses	8,525
Legal fees	6,435
Miscellaneous	3,811
Total expenses	814,915

Net Investment Income	2,023,091

Realized and Unrealized Gain (Loss):

Net realized gain on:
Investments	4,378,417
Call options written	1,912,947
Net unrealized appreciation (depreciation) of:
Investments	(23,811,465)
Call options written	175,113
Foreign currency transactions	75,355
Net realized and unrealized loss on investments, call options written and foreign currency transactions	(17,269,633)
Net Decrease in Net Assets Resulting from Investment Operations	$(15,246,542)

* Commencement of Operations

Nicholas-Applegate Global Equity & Convertible Income Fund

See accompanying Notes to Financial Statements | 2.29.08 | Semi-Annual Report 17

Nicholas-Applegate Global Equity & Convertible Income Fund  Statement of Changes in Net Assets
For the period September 28, 2007* through February 29, 2008 (unaudited)

Investment Operations:
Net investment income	$2,023,091
Net realized gain on investments and call options written	6,291,364
Net unrealized depreciation of investments, call options written and foreign currency transactions	(23,560,997)
Net decrease in net assets resulting from investment operations	(15,246,542)

Dividends and Distributions to Shareholders from:
Net investment income	(1,239,509)
Net realized gains	(3,246,674)
Total dividends and distributions to shareholders	(4,486,183)

Capital Share Transactions:
Net proceeds from the sale of common stock	167,125,000
Offering costs charged to paid-in capital in excess of par	(350,000)
Net increase from capital share transactions	166,775,000
Total increase in net assets	147,042,275

Net Assets
Beginning of period	100,012
End of period (including undistributed net investment income of $783,582)	$147,142,287
Shares Issued	7,000,000

* Commencement of Operations

       Nicholas-Applegate Global Equity & Convertible Income Fund

18  Semi-Annual Report | 2.29.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund  Notes to Financial Statements
February 29, 2008 (unaudited)

1. Organization and Significant Accounting Policies

Nicholas-Applegate Global Equity & Convertible Income Fund, (the "Fund"), was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations there under, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012 to Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global Investors Fund Management LLC (the "Investment Manager") serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 7,000,000 shares of common stock in its initial public offering. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $350,000 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

The Fund's investment objective is to seek total return comprised of capital appreciation, current income and gains. The Fund will pursue its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on stocks held as well as on equity indexes in an attempt to generate gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund's financial statements at February 29, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 19

Nicholas-Applegate Global Equity & Convertible Income Fund  Notes to Financial Statements
February 29, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a)   Valuation of Investments
 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines approved by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(b)   Investment Transactions and Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments maybe comprised of dividends, realized gains and return of capital. These payments may initially be rewarded as dividend income and may subsequently be reclassified as realized gain and/or return of capital upon receipt of information from the issuer. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c)   Federal Income Taxes
 The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d)   Dividends and Distributions
 The Fund declares dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities quarterly. The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are

20  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund  Notes to Financial Statements
February 29, 2008 (unaudited)

1.   Organization and Significant Accounting Policies (continued)
 permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)   Call Option Transactions
 The Fund employs a strategy of writing (selling) call options on equity and/or equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Fund, as a writer of call options, may have no control over whether the underlying securities or index options may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(f)   Concentration of Risk
 It is the Fund's policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2.   Investment Manager/Sub-Adviser
 The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund including assets attributable to borrowings that may be outstanding minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC ("NACM" or the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund's investment decisions. For its services, pursuant to the Sub-Advisory Agreement, the Investment Manager and not the Fund, pays the Sub-Adviser a monthly fee.

3.   Investment in Securities
 For the period September 28, 2007 (commencement of operations) through February 29, 2008, purchases and sales of investments, other than short-term securities were $238,397,825 and $81,956,932, respectively.

(a) Transactions in call options written for the period September 28, 2007 (commencement of operations) through February 29, 2008 were:

	Contracts	Premiums
Options outstanding, September 28, 2007*	—	$—
Options written	26,023	5,610,658
Options terminated in closing purchase transactions	(11,123)	(3,123,910)
Options expired	(10,551)	(1,308,254)
Options exercised	(85)	(4,590)
Options outstanding, February 29, 2008	4,264	$1,173,904

______________________

* Commencement of operations

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 21

Nicholas-Applegate Global Equity & Convertible Income Fund  Notes to Financial Statements
February 29, 2008 (unaudited)

4.   Income Tax Information
 The cost basis of portfolio securities of $169,604,565 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $723,955; aggregated gross unrealized depreciation for securities in which there is an excess tax cost over value is $24,284,952; net unrealized depreciation for federal income tax purposes is $23,560,997

5.   Subsequent Dividend Declaration
 On March 14, 2008, a dividend of $0.6405 per share was declared to shareholders. This dividend was payable March 28, 2008 to shareholders of record on March 24, 2008.

6.   Legal Proceedings
 In June and September 2004, the Investment Manager, certain of its affiliates (including PEA Capital LLC ("PEA"), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlement related to an alleged "market timing" arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning "market timing" which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

22  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund  Financial Highlights
For a share outstanding for the period September 28, 2007* through February 29, 2008

Net asset value, beginning of period	$23.88	**

Investment Operations:
Net investment income	0.29
Net realized and unrealized loss on investments, call options written and foreign currency transactions	(2.47)
Total from investment operations	(2.18)

Dividends and Distributions to Shareholders from:
Net investment income	(0.18)
Net realized gains	(0.46)
Total dividends and distributions to shareholders	(0.64)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)
Net asset value, end of period	$21.01
Market price, end of period	$20.04
Total Investment Return (1)	(17.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$147,142
Ratio of expenses to average net assets	1.21	%(2)
Ratio of net investment income to average net assets	3.01	%(2)
Portfolio turnover	54%

*	Commencement of operations.

**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of the period. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return of a period of less than one year is not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements | 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 23

Nicholas-Applegate Global Equity & Convertible Income Fund	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the "Trustees") and a majority of the non-interested ("Independent") Trustees, voting separately, approve the Fund's Management Agreement (the "Advisory Agreement") with Allianz Global Investors Fund Management LLC (the "Investment Manager") and the Portfolio Management Agreement (the "Sub-Advisory Agreement", and together with the Advisory Agreement, the "Agreements") between the Investment Manager and Nicholas-Applegate Capital Management LLC ("NACM" or the "Sub-Adviser). The Trustees met on September 11, 2007 (the "contract review meeting") for the specific purpose of considering whether to approve the Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund's Advisory Agreement and the Sub-Advisory Agreement should be approved.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. ("Lipper") on the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information on the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) an estimate of the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees' conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager's and the Sub-Adviser's abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager's and the Sub-Adviser's services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager would be responsible for providing to the Fund; and conditions that might affect the Investment Manager's or the Sub-Adviser's ability to provide high quality services to the Fund in the future under the Agreements, including each organization's respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

24  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.08

Nicholas-Applegate Global Equity & Convertible Income Fund	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

In assessing the reasonableness of the Fund's fees under the Agreements, the Trustees considered, among other information, the Fund's management fee and the estimated total expense ratio as a percentage of average daily total managed assets and the total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how the Fund compared to its Lipper peers as to total expense ratio. The Trustees noted that while the Fund will not be charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expense ratio of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management, administrative services and other non-management services would be subsumed within the total expense ratio.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. The Trustees noted that the management fees to be paid by the Fund were generally higher than the fees paid by institutional separate account clients of the Sub-Adviser, but the Trustees were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund was also relatively higher, due in part to the more extensive regulatory regime to which the registered Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund were generally higher than the fees paid by open-end funds, but they were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on the profitability analysis provided by the Investment Manager, the Trustees also considered the estimate of the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive in light of the nature, scope and quality of services provided to the Fund.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called "fall-out benefits" to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

| 2.29.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 25

Trustees and Principal Officers

Hans W. Kertess
   Trustee, Chairman of the Board of Trustees
 Paul Belica
   Trustee
 Robert E. Connor
   Trustee
 John J. Dalessandro II
   Trustee
 John C. Maney
   Trustee
 William B. Ogden, IV
   Trustee
 R. Peter Sullivan III
   Trustee

Brian S. Shlissel
   President & Chief Executive Officer
 Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
 Thomas J. Fuccillo
   Vice President, Secretary & Chief Legal Officer
 Scott Whisten
   Assistant Treasurer
 Youse E. Guia
   Chief Compliance Officer
 William V. Healey
   Assistant Secretary
 Richard H. Kirk
   Assistant Secretary
 Kathleen A. Chapman
   Assistant Secretary
 Lagan Srivastava
   Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Nicholas-Applegate Capital Management

600 West Broadway, 30th Floor

San Diego, California 92101

Custodian & Accounting Agent

Brown Brothers Harriman & Co.
40 Water Street

Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the record of the Fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of its fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D. C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund's website at www.allianzinvestors.com/closedendfunds.

In September 2007, the fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") on which the Fund's principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund's shareholder servicing agent at (800) 331-1710.

ITEM 2.      CODE OF ETHICS

                    Not required in this filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT

                    Not required in this filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES

                    Not required in this filing

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANT

                    Not required in this filing

ITEM 6.      SCHEDULE OF INVESTMENTS

                    Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
                    COMPANIES

                     Not required in this filing

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
                    COMPANIES

TOTAL NUMBER OF
			SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET
	OF SHARES	PRICE PAID	ANNOUNCED PLANS	BE PURCHASED UNDER THE
PERIOD	PURCHASED	PER SHARE	OR PROGRAMS	PLANS OR PROGRAMS
September 2007	N/A	N/A	N/A	N/A
October 2007	N/A	N/A	N/A	N/A
November 2007	N/A	N/A	N/A	N/A
December 2007	N/A	N/A	N/A	N/A
January 2008	N/A	N/A	N/A	N/A
February 2008	N/A	N/A	N/A	N/A

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant’s Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Investors website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant has not yet held its first annual shareholders’ meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that there have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.     CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.      EXHIBITS

(a)(1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 6, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 6, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 6, 2008